Inventories	3 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of inventories [text block]
8 INVENTORIES

	03/31/2025	12/31/2024
Finished goods
Pulp
Domestic (Brazil)	972,514	801,623
Foreign	1,882,700	1,510,985
Paper
Domestic (Brazil)	653,493	561,409
Foreign	429,903	362,027
Work in process	142,686	135,380
Raw materials
Wood	2,284,719	2,287,406
Operating supplies and packaging	1,079,651	1,098,894
Spare parts and other	1,292,327	1,302,534

(-) Expected losses	(95,111)	(97,934)
	8,642,882	7,962,324
8.1 Roll-forward of estimated losses

	03/31/2025	12/31/2024
Opening balance	(97,934)	(95,053)
Additions	(7,592)	(83,705)
Reversals	3,117	6,352
Write-offs	7,298	74,472
Closing balance	(95,111)	(97,934)
On March 31, 2025 and 2024, there were no inventory items pledged as collateral.